Stock-Based Compensation (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 17, 2019
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense recognized		$ 2
Compensation cost capitalized		$ 0.2
Restricted Shares And Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense recognized			$ 2	$ 1.3
Compensation cost capitalized			0.04	$ 0.1
Unrecognized compensation costs			$ 3.7
Estimated weighted average remaining vesting period			2 years 4 months 28 days
Restricted Shares And Restricted Stock Units [Member] | Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock reserved (in Shares)					1,040,038
Restricted Shares And Restricted Stock Units [Member] | Minimum [Member] | Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized for issuance (in Shares)	525,000
Restricted Shares And Restricted Stock Units [Member] | Maximum [Member] | Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized for issuance (in Shares)	1,565,038
Restricted Stock Units (RSUs) [Member] | Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period from the grant date or the first day of the service period			4 years
Profits Interest Units [Member] | Profits Interest Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period from the grant date or the first day of the service period			4 years
Stock-based compensation expense recognized			$ 3.4